Document And Entity Information	May 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	May 25, 2023
Entity Registrant Name	Mister Car Wash, Inc.
Entity Central Index Key	0001853513
Entity Emerging Growth Company	false
Securities Act File Number	001-40542
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1393909
Entity Address, Address Line One	222 E. 5th Street
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85705
City Area Code	(520)
Local Phone Number	615-4000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	MCW
Security Exchange Name	NYSE